MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 94.0%
Australia – 1.3%
45,430	CSL Ltd. (Biotechnology)	$ 9,250,320
124,114	Rio Tinto PLC (Metals & Mining)	7,492,697

		16,743,017

Belgium – 0.2%
39,293	KBC Group NV (Banks)	2,058,048

Canada – 5.5%
72,490	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	3,238,571
30,898	BRP, Inc. (Leisure Products)	2,350,135
276,082	CAE, Inc.* (Aerospace & Defense)	7,304,407
107,663	Canadian National Railway Co. (Road & Rail)	13,639,176
191,374	Canadian Pacific Railway Ltd. (Road & Rail)	15,092,731
19,925	Intact Financial Corp. (Insurance)	2,965,683
85,471	National Bank of Canada (Banks)	5,997,087
72,380	Shopify, Inc. Class A* (IT Services)	2,520,995
245,744	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	8,340,193
58,019	The Toronto-Dominion Bank (Banks)	3,768,709
33,227	TMX Group Ltd. (Capital Markets)	3,409,235

		68,626,922

China – 2.4%
3,058,000	Beijing Capital International Airport Co. Ltd. Class H* (Transportation Infrastructure)	1,797,657
1,711,000	China Longyuan Power Group Corp. Ltd. Class H (Independent Power and Renewable Electricity Producers)	2,748,823
1,304,000	ESR Group Ltd.*(a) (Real Estate Management & Development)	3,390,956
3,233	JD.com, Inc. Class A (Internet & Direct Marketing Retail)	96,449
662,500	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	5,373,956
536,061	Ming Yang Smart Energy Group Ltd. (Electrical Equipment)	2,382,053
109,800	NetEase, Inc. (Entertainment)	2,054,002
721,717	Ping An Bank Co. Ltd. (Banks)	1,357,916
341,700	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	3,594,055

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
107,100	Tencent Holdings Ltd. (Interactive Media & Services)	$ 4,139,288
61,031	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	2,972,820

		29,907,975

Denmark – 2.8%
71,722	Carlsberg AS, Class B (Beverages)	9,276,659
21,124	DSV A/S (Air Freight & Logistics)	3,559,413
8,524	Genmab A/S* (Biotechnology)	3,033,009
156,974	Novo Nordisk A/S Class B (Pharmaceuticals)	18,283,351

		34,152,432

Finland – 0.5%
100,176	Sampo Oyj Class A (Insurance)	4,327,877
54,201	Valmet Oyj (Machinery)	1,508,271

		5,836,148

France – 12.9%
121,732	Air Liquide SA (Chemicals)	16,736,004
44,798	Airbus SE (Aerospace & Defense)	4,830,196
338,345	Alstom SA (Machinery)	8,041,003
2,630	Amundi SA(a) (Capital Markets)	142,795
309,134	AXA SA (Insurance)	7,123,223
56,231	BNP Paribas SA (Banks)	2,656,762
91,342	Bureau Veritas SA (Professional Services)	2,519,268
46,486	Capgemini SE (IT Services)	8,866,592
161,780	Carrefour SA (Food & Staples Retailing)	2,757,062
61,759	Cie de Saint-Gobain (Building Products)	2,879,811
87,717	Cie Generale des Etablissements Michelin SCA (Auto Components)	2,454,722
134,063	Danone SA (Food Products)	7,392,121
57,189	Dassault Systemes SE (Software)	2,452,932
762,720	Engie SA (Multi-Utilities)	9,436,629
35,711	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	5,598,854
9,661	L’Oreal SA (Personal Products)	3,652,412
40,518	Legrand SA (Electrical Equipment)	3,317,153
25,730	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	17,865,728
101,564	Pernod Ricard SA (Beverages)	19,951,673
162,211	Sanofi (Pharmaceuticals)	16,119,478

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
29,416	Thales SA (Aerospace & Defense)	$ 3,658,162
81,517	TotalEnergies SE (Oil, Gas & Consumable Fuels)	4,163,673
81,440	Valeo (Auto Components)	1,749,333
52,163	Vinci SA (Construction & Engineering)	5,000,279

		159,365,865

Germany – 6.3%
189,190	Bayer AG (Pharmaceuticals)	11,035,498
63,846	Beiersdorf AG (Personal Products)	6,584,101
48,649	Continental AG (Auto Components)	3,465,811
43,733	Deutsche Boerse AG (Capital Markets)	7,634,264
230,996	Deutsche Telekom AG (Diversified Telecommunication Services)	4,388,687
154,392	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	4,234,118
58,639	Merck KGaA (Pharmaceuticals)	11,168,420
11,320	MTU Aero Engines AG (Aerospace & Defense)	2,188,308
172,766	RWE AG (Independent Power and Renewable Electricity Producers)	7,107,238
170,238	SAP SE (Software)	15,878,559
14,369	Siemens AG (Industrial Conglomerates)	1,602,775
77,582	Vonovia SE (Real Estate Management & Development)	2,585,016

		77,872,795

Hong Kong – 2.4%
1,889,590	AIA Group Ltd. (Insurance)	18,984,037
884,947	Prudential PLC (Insurance)	10,915,278

		29,899,315

India – 0.9%
105,328	HDFC Bank Ltd. (Banks)	1,923,401
200,435	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	6,048,690
73,737	Tata Consultancy Services Ltd. (IT Services)	3,084,329

		11,056,420

Ireland* – 1.9%
42,778	ICON PLC (Life Sciences Tools & Services)	10,320,192
175,600	Ryanair Holdings PLC ADR (Airlines)	12,818,800

		23,138,992

Shares	Description	Value

Common Stocks – (continued)
Israel – 0.9%
693,458	Bank Leumi Le-Israel BM (Banks)	$ 6,742,914
38,554	Check Point Software Technologies Ltd.* (Software)	4,803,829

		11,546,743

Italy – 3.0%
2,122,505	Enel SpA (Electric Utilities)	10,700,109
253,191	Eni SpA (Oil, Gas & Consumable Fuels)	3,043,502
35,387	Ferrari NV (Automobiles)	7,514,862
1,973,802	Intesa Sanpaolo SpA (Banks)	3,505,094
1,315,548	UniCredit SpA (Banks)	13,010,357

		37,773,924

Japan – 9.4%
11,300	BayCurrent Consulting, Inc. (Professional Services)	3,535,368
62,800	Daikin Industries Ltd. (Building Products)	11,013,753
50,000	Denso Corp. (Auto Components)	2,734,753
47,500	FANUC Corp. (Machinery)	8,191,872
158,700	Hitachi Ltd. (Industrial Conglomerates)	8,034,671
32,100	Hoya Corp. (Health Care Equipment & Supplies)	3,216,151
15,800	Keyence Corp. (Electronic Equipment, Instruments & Components)	6,262,205
101,100	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	2,881,871
61,600	Koito Manufacturing Co. Ltd. (Auto Components)	2,024,896
27,700	Kose Corp. (Personal Products)	2,472,554
289,800	Kubota Corp. (Machinery)	4,811,648
74,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	4,124,694
39,200	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	5,612,266
88,800	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	5,186,870
446,700	Olympus Corp. (Health Care Equipment & Supplies)	9,560,343
13,600	Shimano, Inc. (Leisure Products)	2,271,828
15,600	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,998,270
6,900	SMC Corp. (Machinery)	3,400,570
52,200	Sony Group Corp. (Household Durables)	4,428,017
115,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	3,626,614
67,700	Suzuki Motor Corp. (Automobiles)	2,219,161

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
240,100	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	$ 7,044,580
150,100	Terumo Corp. (Health Care Equipment & Supplies)	5,124,953
8,900	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	3,063,322
73,600	Yamaha Corp. (Leisure Products)	3,139,338

		115,980,568

Macau* – 0.5%
2,600,400	Sands China Ltd. (Hotels, Restaurants & Leisure)	6,099,342

Mexico – 0.3%
527,000	Arca Continental SAB de CV (Beverages)	3,650,520

Netherlands – 4.8%
4,143	Adyen NV*(a) (IT Services)	7,452,312
181,450	Akzo Nobel NV (Chemicals)	12,211,672
16,285	ASM International NV (Semiconductors & Semiconductor Equipment)	5,002,290
15,156	ASML Holding NV (Semiconductors & Semiconductor Equipment)	8,706,213
919,980	ING Groep NV (Banks)	8,936,524
352,202	Koninklijke Philips NV (Health Care Equipment & Supplies)	7,289,260
58,896	Randstad NV (Professional Services)	2,976,779
68,387	Shell PLC (Oil, Gas & Consumable Fuels)	1,822,592
223,761	Universal Music Group NV (Entertainment)	5,065,165

		59,462,807

Portugal – 0.4%
655,368	EDP - Energias de Portugal SA (Electric Utilities)	3,315,443
223,621	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	2,360,449

		5,675,892

Singapore – 0.4%
206,100	DBS Group Holdings Ltd. (Banks)	4,702,861

South Korea – 1.1%
18,625	NHN KCP Corp.* (IT Services)	192,040
8,716	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	10,221,353
42,453	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	3,209,311

		13,622,704

Shares	Description	Value

Common Stocks – (continued)
Spain – 3.2%
45,404	Aena SME SA*(a) (Transportation Infrastructure)	$ 5,743,136
302,964	Amadeus IT Group SA* (IT Services)	17,665,892
459,981	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,084,482
386,269	Bankinter SA (Banks)	1,901,809
628,975	CaixaBank SA (Banks)	1,888,645
332,138	Iberdrola SA (Electric Utilities)	3,546,727
213,331	Industria de Diseno Textil SA (Specialty Retail)	5,181,160
313,348	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)	347,754
69,794	Siemens Gamesa Renewable Energy SA* (Electrical Equipment)	1,284,158

		39,643,763

Sweden – 1.6%
297,804	Atlas Copco AB, Class A (Machinery)	3,481,138
66,176	Evolution AB(a) (Hotels, Restaurants & Leisure)	6,421,109
256,932	Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	3,025,256
385,405	Swedbank AB Class A (Banks)	5,337,919
169,802	Volvo Car AB* (Automobiles)	1,264,308

		19,529,730

Switzerland – 5.9%
210,112	ABB Ltd. (Electrical Equipment)	6,387,321
100,931	Alcon, Inc. (Health Care Equipment & Supplies)	7,943,682
62,435	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	7,528,256
258,242	Credit Suisse Group AG (Capital Markets)	1,502,082
67,101	Idorsia Ltd.* (Biotechnology)	820,585
51,685	Julius Baer Group Ltd. (Capital Markets)	2,672,634
6,675	Lonza Group AG (Life Sciences Tools & Services)	4,056,740
165,959	Novartis AG (Pharmaceuticals)	14,260,795
37,974	Sika AG (Chemicals)	9,382,899
453,003	UBS Group AG (Capital Markets)	7,402,215

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
24,764	Zurich Insurance Group AG (Insurance)	$ 10,810,187

		72,767,396

Taiwan – 1.0%
118,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,023,649
111,892	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	9,900,204

		11,923,853

United Kingdom – 13.3%
100,070	AstraZeneca PLC (Pharmaceuticals)	13,163,329
302,946	Balfour Beatty PLC (Construction & Engineering)	1,035,211
3,413,163	Barclays PLC (Banks)	6,538,127
714,039	BP PLC (Oil, Gas & Consumable Fuels)	3,494,692
115,914	British American Tobacco PLC (Tobacco)	4,541,932
133,187	Coca-Cola European Partners PLC (Beverages)	7,231,234
857,572	Compass Group PLC (Hotels, Restaurants & Leisure)	20,098,429
136,090	Diageo PLC (Beverages)	6,446,836
392,697	Experian PLC (Professional Services)	13,749,207
179,354	Haleon PLC* (Personal Products)	637,342
348,892	Informa PLC* (Media)	2,537,367
32,624	Linde PLC* (Chemicals)	9,879,716
36,873	London Stock Exchange Group PLC (Capital Markets)	3,598,535
174,176	Reckitt Benckiser Group PLC (Household Products)	14,128,240
777,200	RELX PLC (Professional Services)	23,022,247
13,342,827	Rolls-Royce Holdings PLC* (Aerospace & Defense)	14,582,894
215,412	Smith & Nephew PLC (Health Care Equipment & Supplies)	2,761,830
1,137,742	Tesco PLC (Food & Staples Retailing)	3,648,893
190,135	Unilever PLC (Personal Products)	9,260,123
243,472	WH Smith PLC* (Specialty Retail)	4,297,399

		164,653,583

United States – 11.1%
46,092	Accenture PLC Class A (IT Services)	14,116,136
63,638	Aon PLC (Insurance) Class A	18,521,204

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
21,957	Atlassian Corp. PLC Class A* (Software)	$ 4,596,039
13,093	EPAM Systems, Inc.* (IT Services)	4,572,730
33,967	Ferguson PLC (Trading Companies & Distributors)	4,273,004
152,551	GSK PLC (Pharmaceuticals)	3,205,127
20,309	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	6,306,148
24,982	Medtronic PLC (Health Care Equipment & Supplies)	2,311,335
3,606	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	4,867,126
180,613	Nestle SA (Food Products)	22,130,018
64,839	QIAGEN NV* (Life Sciences Tools & Services)	3,249,521
31,199	ResMed, Inc. (Health Care Equipment & Supplies)	7,503,983
60,337	Roche Holding AG (Pharmaceuticals)	20,032,157
113,847	Schneider Electric SE (Electrical Equipment)	15,745,476
29,383	STERIS PLC (Health Care Equipment & Supplies)	6,630,274

		138,060,278

TOTAL COMMON STOCKS (Cost $1,052,967,792)		$1,163,751,893

Shares	Dividend Rate	Value

Investment Company(b) – 5.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
71,314,343	2.062%	$ 71,314,343
(Cost $71,314,343)

TOTAL INVESTMENTS – 99.8% (Cost $1,124,282,135)		$1,235,066,236

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		2,215,096

NET ASSETS – 100.0%		$1,237,281,332

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

State Street Bank and Trust	USD	383,491	CHF	365,542	08/03/22	$(627)

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 92.4%
Aerospace & Defense – 1.6%
14,100	AAR Corp.*	$ 627,873
21,156	BWX Technologies, Inc.	1,199,122
17,634	Curtiss-Wright Corp.	2,529,421
37,150	Hexcel Corp.	2,247,946
27,400	Mercury Systems, Inc.*	1,616,874
24,381	Woodward, Inc.	2,552,691

		10,773,927

Air Freight & Logistics – 0.5%
12,225	Forward Air Corp.	1,282,769
29,250	Hub Group, Inc. Class A*	2,234,700

		3,517,469

Auto Components – 1.0%
6,560	Gentherm, Inc.*	423,514
25,690	LCI Industries	3,470,462
11,146	Standard Motor Products, Inc.	509,818
17,075	Visteon Corp.*	2,178,428

		6,582,222

Automobiles – 0.5%
82,588	Harley-Davidson, Inc.	3,122,652
4,806	Thor Industries, Inc.	405,290

		3,527,942

Banks – 5.8%
11,927	Ameris Bancorp	564,028
32,000	Bank of Hawaii Corp.	2,563,520
38,570	BankUnited, Inc.	1,498,445
18,176	Columbia Banking System, Inc.	548,370
15,560	Customers Bancorp, Inc.*	594,236
21,500	Eagle Bancorp, Inc.	1,054,145
49,483	First Hawaiian, Inc.	1,261,322
31,191	First Merchants Corp.	1,295,362
33,400	Independent Bank Corp.	2,798,920
17,375	Lakeland Financial Corp.	1,351,775
55,941	PacWest Bancorp.	1,568,026
12,425	Pinnacle Financial Partners, Inc.	982,818
10,867	Preferred Bank	790,031
88,723	Prosperity Bancshares, Inc.	6,573,487
31,750	Renasant Corp.	1,060,450
41,143	SouthState Corp.	3,487,692
43,497	Synovus Financial Corp.	1,756,409
27,575	UMB Financial Corp.	2,495,537
66,393	Umpqua Holdings Corp.	1,169,181
117,903	Valley National Bancorp	1,378,286
53,210	Wintrust Financial Corp.	4,578,188

		39,370,228

Beverages* – 0.1%
5,380	Celsius Holdings, Inc.	478,605

Biotechnology* – 3.0%
128,032	Abcam PLC ADR	1,912,798
24,310	Alkermes PLC	622,336
12,460	Apellis Pharmaceuticals, Inc.	701,249
22,931	Ascendis Pharma A/S ADR	1,961,288
81,920	BioCryst Pharmaceuticals, Inc.	902,758

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
22,520	Biohaven Pharmaceutical Holding Co. Ltd.	$ 3,288,370
35,786	Blueprint Medicines Corp.	1,827,233
20,670	DermTech, Inc.	169,494
61,680	Equillium, Inc.	136,313
49,158	Fate Therapeutics, Inc.	1,500,794
18,080	Halozyme Therapeutics, Inc.	884,112
8,586	Karuna Therapeutics, Inc.	1,118,327
62,230	Kezar Life Sciences, Inc.	607,987
26,410	Kura Oncology, Inc.	404,337
39,563	Neurocrine Biosciences, Inc.	3,724,065
22,140	Opthea, Ltd. ADR	152,766
22,710	SpringWorks Therapeutics, Inc.	678,575

		20,592,802

Building Products – 2.0%
7,240	AAON, Inc.	435,631
24,725	Gibraltar Industries, Inc.*	1,156,883
7,975	Masonite International Corp.*	725,964
107,959	Resideo Technologies, Inc.*	2,430,157
6,490	Simpson Manufacturing Co., Inc.	670,287
77,022	The AZEK Co., Inc., Class A*	1,592,815
5,240	Trex Co., Inc.*	338,085
27,025	UFP Industries, Inc.	2,491,975
136,682	Zurn Elkay Water Solutions Corp.	3,956,944

		13,798,741

Capital Markets – 0.7%
30,064	Artisan Partners Asset Management, Inc. Class A	1,195,345
20,275	Cohen & Steers, Inc.	1,494,065
17,694	Evercore, Inc. Class A	1,768,869
15,050	Focus Financial Partners, Inc. Class A*	608,471

		5,066,750

Chemicals – 2.9%
14,410	Avient Corp.	621,792
28,369	Cabot Corp.	2,106,682
50,857	Ecovyst, Inc.	520,267
61,701	H.B. Fuller Co.	3,961,204
16,147	Ingevity Corp.*	1,083,464
18,175	Innospec, Inc.	1,853,850
42,655	Mativ, Inc.	932,012
27,050	Minerals Technologies, Inc.	1,807,211
22,369	Quaker Chemical Corp.	3,628,475
107,375	Valvoline, Inc.	3,459,622

		19,974,579

Commercial Services & Supplies – 4.3%
118,612	ABM Industries, Inc.	5,318,562
107,261	ACCO Brands Corp.	769,061
62,567	BrightView Holdings, Inc.*	822,130
20,234	Casella Waste Systems, Inc. Class A*	1,637,942
150,371	IAA, Inc.*	5,673,498
43,511	KAR Auction Services, Inc.*	744,038
24,846	MSA Safety, Inc.	3,188,736
52,858	Steelcase, Inc. Class A	588,310
23,538	The Brink’s Co.	1,340,254

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
7,725	UniFirst Corp.	$ 1,513,250
59,536	Viad Corp.*	2,010,531
41,380	Waste Connections, Inc.	5,518,851

		29,125,163

Communications Equipment* – 0.8%
101,956	CommScope Holding Co., Inc.	920,663
446,644	Infinera Corp.	2,925,518
52,400	NETGEAR, Inc.	1,350,872

		5,197,053

Construction & Engineering – 1.4%
13,700	Comfort Systems USA, Inc.	1,447,542
32,549	EMCOR Group, Inc.	3,787,727
9,675	MYR Group, Inc.*	921,350
13,047	Valmont Industries, Inc.	3,542,000

		9,698,619

Construction Materials – 0.3%
11,500	Eagle Materials, Inc.	1,454,175
15,730	Summit Materials, Inc. Class A*	432,732

		1,886,907

Consumer Finance – 1.2%
99,619	Navient Corp.	1,640,725
9,556	Nelnet, Inc. Class A	908,680
46,419	PRA Group, Inc.*	1,849,333
247,919	SLM Corp.	3,867,536

		8,266,274

Containers & Packaging – 1.9%
270,115	Graphic Packaging Holding Co.	6,010,059
59,565	Silgan Holdings, Inc.	2,650,642
34,750	Sonoco Products Co.	2,206,278
60,600	TriMas Corp.	1,793,760

		12,660,739

Distributors* – 0.1%
22,360	Funko, Inc. Class A	586,056

Diversified Consumer Services – 2.3%
66,054	Bright Horizons Family Solutions, Inc.*	6,187,278
10,915	H&R Block, Inc.	436,163
87,343	Stride, Inc.*	3,902,485
113,965	Terminix Global Holdings, Inc.*	5,094,236

		15,620,162

Diversified Telecommunication Services – 0.3%
33,964	Cogent Communications Holdings, Inc.	2,167,243

Electric Utilities – 0.4%
18,725	ALLETE, Inc.	1,162,261
15,125	MGE Energy, Inc.	1,230,872

		2,393,133

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 0.5%
71,420	Array Technologies, Inc.*	$ 1,203,427
21,183	EnerSys	1,396,172
75,519	GrafTech International Ltd.	581,496

		3,181,095

Electronic Equipment, Instruments & Components – 3.8%
39,420	Advanced Energy Industries, Inc.	3,527,696
64,855	Avnet, Inc.	3,104,609
73,955	Belden, Inc.	4,786,367
17,600	Fabrinet*	1,690,656
45,264	Insight Enterprises, Inc.*	4,228,110
15,840	Littelfuse, Inc.	4,417,301
14,475	Plexus Corp.*	1,359,926
35,125	ScanSource, Inc.*	1,122,244
14,124	TD SYNNEX Corp.	1,418,332

		25,655,241

Energy Equipment & Services – 1.3%
80,457	Cactus, Inc. Class A	3,346,206
166,103	ChampionX Corp.	3,469,892
87,875	Helix Energy Solutions Group, Inc.*	355,015
45,178	National Energy Services Reunited Corp.*	318,505
104,143	NexTier Oilfield Solutions, Inc.*	1,038,306
59,350	ProPetro Holding Corp.*	624,362

		9,152,286

Entertainment – 0.6%
24,158	Take-Two Interactive Software, Inc.*	3,206,492
9,830	World Wrestling Entertainment, Inc. Class A	681,317

		3,887,809

Equity Real Estate Investment Trusts (REITs) – 2.4%
126,500	Apple Hospitality REIT, Inc.	2,110,020
75,775	Corporate Office Properties Trust	2,133,066
58,989	Cousins Properties, Inc.	1,819,811
21,777	EastGroup Properties, Inc.	3,713,849
25,875	First Industrial Realty Trust, Inc.	1,344,206
75,300	Four Corners Property Trust, Inc.	2,201,019
14,200	National Storage Affiliates Trust	778,728
50,725	Rayonier, Inc.	1,914,869
15,194	Spirit Realty Capital, Inc.	673,702

		16,689,270

Food & Staples Retailing – 1.4%
33,778	Casey’s General Stores, Inc.	6,845,111
9,950	Grocery Outlet Holding Corp.*	425,064
44,525	Performance Food Group Co.*	2,213,338

		9,483,513

Food Products – 1.4%
48,653	Fresh Del Monte Produce, Inc.	1,445,481
5,480	Freshpet, Inc.*	292,851

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
13,400	Hostess Brands, Inc. Class A*	$ 303,108
21,025	Ingredion, Inc.	1,912,855
7,800	Lancaster Colony Corp.	1,032,564
87,646	Nomad Foods Ltd.*	1,616,192
79,937	The Simply Good Foods Co.*	2,607,545

		9,210,596

Gas Utilities – 0.2%
13,875	ONE Gas, Inc.	1,178,543

Health Care Equipment & Supplies – 3.6%
54,150	AngioDynamics, Inc.*	1,228,663
9,270	Axonics, Inc.*	601,345
17,828	CryoPort, Inc.*	663,202
55,725	Envista Holdings Corp.*	2,265,221
57,891	Establishment Labs Holdings, Inc.*	3,432,357
10,763	Haemonetics Corp.*	747,921
34,903	Inari Medical, Inc.*	2,707,775
6,420	Inspire Medical Systems, Inc.*	1,341,716
15,900	Integer Holdings Corp.*	1,111,251
7,740	LivaNova PLC*	492,806
34,975	Nevro Corp.*	1,516,166
51,634	OrthoPediatrics Corp.*	2,439,706
5,223	QuidelOrtho Corp.*	532,955
3,960	Shockwave Medical, Inc.*	835,283
134,516	SI-BONE, Inc.*	1,807,895
12,550	Teleflex, Inc.	3,017,773

		24,742,035

Health Care Providers & Services – 3.6%
14,490	Acadia Healthcare Co., Inc.*	1,201,366
282,256	Accolade, Inc.*	2,608,045
120,258	agilon health, Inc.*	3,010,058
157,245	Alignment Healthcare, Inc.*	2,308,357
7,871	Amedisys, Inc.*	943,339
3,300	Chemed Corp.	1,587,597
48,467	Encompass Health Corp.	2,453,400
64,150	Hanger, Inc.*	1,191,266
81,748	HealthEquity, Inc.*	4,755,281
22,150	Option Care Health, Inc.*	744,240
16,774	Owens & Minor, Inc.	593,967
54,543	PetIQ, Inc. Class A*	894,505
4,780	Privia Health Group, Inc.*	175,808
14,316	Progyny, Inc.*	437,068
34,871	R1 RCM, Inc.*	871,775
21,350	Surgery Partners, Inc.*	840,763

		24,616,835

Health Care Technology* – 1.1%
192,561	Change Healthcare, Inc.	4,673,455
13,330	Evolent Health, Inc. Class A	453,087
90,300	Phreesia, Inc.	2,121,147

		7,247,689

Hotels, Restaurants & Leisure – 2.6%
30,368	Choice Hotels International, Inc.	3,670,580
19,455	Churchill Downs, Inc.	4,081,659

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
33,529	First Watch Restaurant Group, Inc.*	$ 557,252
17,325	Hyatt Hotels Corp. Class A*	1,433,644
44,370	International Game Technology PLC	840,811
146,915	MakeMyTrip Ltd.*	4,701,280
3,270	Papa John’s International, Inc.	313,560
16,874	Six Flags Entertainment Corp.*	382,534
34,905	Travel + Leisure Co.	1,504,754
4,070	Wingstop, Inc.	513,553

		17,999,627

Household Durables – 1.1%
6,825	Helen of Troy Ltd.*	913,117
11,279	Meritage Homes Corp.*	995,935
76,959	Tempur Sealy International, Inc.	2,114,833
12,683	Toll Brothers, Inc.	623,750
9,276	TopBuild Corp.*	1,963,915
119,055	Vizio Holding Corp.*	1,090,544

		7,702,094

Household Products – 0.8%
24,675	Central Garden & Pet Co. Class A*	1,006,740
60,046	Energizer Holdings, Inc.	1,773,159
35,817	Spectrum Brands Holdings, Inc.	2,490,714

		5,270,613

Insurance – 3.0%
24,525	AMERISAFE, Inc.	1,117,359
39,920	Assured Guaranty Ltd.	2,330,929
44,255	Axis Capital Holdings Ltd.	2,234,435
17,444	Employers Holdings, Inc.	692,701
31,365	First American Financial Corp.	1,819,170
1,830	Kinsale Capital Group, Inc.	445,074
48,720	ProAssurance Corp.	1,078,174
30,100	Ryan Specialty Group Holdings, Inc.Class A*	1,301,524
10,175	Safety Insurance Group, Inc.	880,646
17,875	Selective Insurance Group, Inc.	1,391,747
17,575	Stewart Information Services Corp.	960,474
27,814	The Hanover Insurance Group, Inc.	3,795,777
2,000	White Mountains Insurance Group Ltd.	2,478,860

		20,526,870

Interactive Media & Services* – 0.6%
451,475	Angi, Inc.	2,347,670
35,926	Yelp, Inc.	1,101,491
38,420	ZipRecruiter, Inc.	673,503

		4,122,664

IT Services – 4.2%
13,754	Concentrix Corp.	1,839,735
15,120	DigitalOcean Holdings, Inc.*	619,618
18,855	EVERTEC, Inc.	735,156
218,146	Evo Payments, Inc. Class A*	5,964,112

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
13,050	Flywire Corp.*	$ 306,153
192,892	Genpact Ltd.	9,274,247
41,490	Marqeta, Inc.*	397,889
24,616	MAXIMUS, Inc.	1,645,580
34,340	Paya Holdings, Inc.*	240,037
16,370	Paymentus Holdings, Inc.Class A*	238,183
20,958	TTEC Holdings, Inc.	1,533,497
81,961	Unisys Corp.*	1,124,505
18,264	WEX, Inc.*	3,035,659
15,710	WNS Holdings Ltd. ADR*	1,362,214

		28,316,585

Leisure Products – 1.5%
28,750	Acushnet Holdings Corp.	1,400,987
144,847	Callaway Golf Co.*	3,324,239
120,816	Clarus Corp.	2,491,226
91,000	Mattel, Inc.*	2,111,200
21,770	YETI Holdings, Inc.*	1,105,263

		10,432,915

Life Sciences Tools & Services – 1.7%
27,707	Azenta, Inc.	1,891,280
55,192	Bruker Corp.	3,783,411
4,857	Charles River Laboratories International, Inc.*	1,216,873
237,324	NeoGenomics, Inc.*	2,401,719
29,171	Syneos Health, Inc.*	2,308,593

		11,601,876

Machinery – 3.4%
12,925	Alamo Group, Inc.	1,672,624
24,592	Allison Transmission Holdings, Inc.	1,029,667
54,769	Altra Industrial Motion Corp.	2,285,510
28,200	Astec Industries, Inc.	1,385,466
6,910	Chart Industries, Inc.*	1,348,072
23,375	Columbus McKinnon Corp.	773,713
12,575	Crane Holdings Co.	1,244,045
43,690	Evoqua Water Technologies Corp.*	1,665,026
45,133	Hillenbrand, Inc.	2,085,145
6,889	IDEX Corp.	1,438,079
25,189	John Bean Technologies Corp.	2,828,977
38,825	Kennametal, Inc.	1,042,451
21,500	Mueller Industries, Inc.	1,447,595
14,134	Terex Corp.	473,630
11,775	The Manitowoc Co., Inc.*	134,588
42,403	Wabash National Corp.	765,798
11,600	Watts Water Technologies, Inc. Class A	1,602,308

		23,222,694

Media – 1.0%
51,155	Gray Television, Inc.	949,948
15,393	Nexstar Media Group, Inc. Class A	2,899,579
71,592	TEGNA, Inc.	1,499,137
118,150	The E.W. Scripps Co. Class A*	1,684,819

		7,033,483

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – 0.4%
18,325	Kaiser Aluminum Corp.	$ 1,388,485
28,325	Worthington Industries, Inc.	1,450,523

		2,839,008

Mortgage Real Estate Investment Trusts (REITs) – 0.6%
31,774	Ares Commercial Real Estate Corp.	435,304
58,201	Blackstone Mortgage Trust, Inc. Class A	1,802,485
69,543	Starwood Property Trust, Inc.	1,642,605

		3,880,394

Multi-Utilities – 0.2%
20,975	NorthWestern Corp.	1,163,064

Multiline Retail* – 0.1%
11,150	Ollie’s Bargain Outlet Holdings, Inc.	657,293

Oil, Gas & Consumable Fuels – 3.2%
12,090	Callon Petroleum Co.*	556,624
10,719	Chord Energy Corp.	1,374,605
119,014	Delek U.S. Holdings, Inc.	3,172,913
110,857	Enerplus Corp.	1,547,564
228,779	Kosmos Energy Ltd.*	1,450,459
85,025	Magnolia Oil & Gas Corp. Class A	2,051,653
22,750	Matador Resources Co.	1,314,495
43,779	Par Pacific Holdings, Inc.*	722,353
56,452	PDC Energy, Inc.	3,708,332
12,210	Range Resources Corp.*	403,785
21,940	Ranger Oil Corp.	835,036
66,927	Viper Energy Partners LP	2,057,336
94,950	World Fuel Services Corp.	2,632,014

		21,827,169

Personal Products* – 0.3%
36,520	BellRing Brands, Inc.	881,593
19,260	elf Beauty, Inc.	645,788
26,860	The Beauty Health Co.	357,775

		1,885,156

Pharmaceuticals* – 0.2%
15,549	Arvinas, Inc.	825,807
16,180	Intra-Cellular Therapies, Inc.	875,662

		1,701,469

Professional Services – 2.8%
22,979	ASGN, Inc.*	2,384,301
36,050	CBIZ, Inc.*	1,644,601
25,488	FTI Consulting, Inc.*	4,168,817
19,050	ICF International, Inc.	1,797,368
20,611	Korn Ferry	1,350,227

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
52,611	ManTech International Corp. Class A	$ 5,041,186
25,166	Science Applications International Corp.	2,437,830

		18,824,330

Real Estate Management & Development – 0.8%
80,336	Anywhere Real Estate, Inc.*	797,736
10,975	Colliers International Group, Inc.	1,371,546
76,625	Cushman & Wakefield PLC*	1,287,300
265,294	DigitalBridge Group, Inc.*	1,453,811
29,154	Kennedy-Wilson Holdings, Inc.	602,322

		5,512,715

Road & Rail – 1.0%
24,512	Knight-Swift Transportation Holdings, Inc.	1,346,934
3,170	Landstar System, Inc.	496,359
98,125	Marten Transport Ltd.	2,115,575
66,930	Werner Enterprises, Inc.	2,942,243

		6,901,111

Semiconductors & Semiconductor Equipment – 2.4%
54,175	Cohu, Inc.*	1,548,321
36,933	Entegris, Inc.	4,058,937
12,430	Impinj, Inc.*	1,056,799
32,300	Kulicke & Soffa Industries, Inc.	1,554,276
32,342	Lattice Semiconductor Corp.*	1,989,033
38,020	MACOM Technology Solutions Holdings, Inc.*	2,202,879
18,811	Power Integrations, Inc.	1,599,123
1,760	SiTime Corp.*	327,325
47,112	SMART Global Holdings, Inc.*	924,337
32,153	Ultra Clean Holdings, Inc.*	1,080,341

		16,341,371

Software – 4.4%
29,770	ACI Worldwide, Inc.*	849,338
42,020	Bentley Systems, Inc.	1,663,992
51,524	Blackline, Inc.*	3,257,347
27,310	Box, Inc.Class A*	776,696
10,230	Braze, Inc.*	444,698
74,975	Cognyte Software Ltd.*	338,137
23,798	Couchbase, Inc.*	362,444
88,207	Dynatrace, Inc.*	3,319,230
46,553	Envestnet, Inc.*	2,712,643
8,760	Gitlab, Inc.Class A*	502,824
28,491	InterDigital, Inc.	1,749,063
25,030	Jamf Holding Corp.*	611,733
48,034	NCR Corp.*	1,558,703
73,068	PROS Holdings, Inc.*	1,780,667
14,420	Smartsheet, Inc. Class A*	433,465
14,450	Sprout Social, Inc. *	752,845
127,043	Sumo Logic, Inc.*	860,081
40,550	Telos Corp.*	321,967
16,910	Tenable Holdings, Inc.*	653,572
19,570	Varonis Systems, Inc.*	497,665
44,550	Verint Systems, Inc.*	2,034,599
49,690	Workiva, Inc.*	3,254,695
167,898	Zuora, Inc.Class A*	1,428,812

		30,165,216

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 1.1%
24,019	American Eagle Outfitters, Inc.	$ 289,189
3,080	Boot Barn Holdings, Inc.*	191,884
21,925	Citi Trends, Inc.*	538,916
46,591	Foot Locker, Inc.	1,321,787
103,753	Leslie’s, Inc.*	1,572,895
2,925	Murphy USA, Inc.	831,753
68,679	Sally Beauty Holdings, Inc.*	877,718
18,775	Signet Jewelers Ltd.	1,144,524
23,239	Victoria’s Secret & Co.*	858,913

		7,627,579

Textiles, Apparel & Luxury Goods – 1.1%
35,316	Carter’s, Inc.	2,877,548
20,925	Columbia Sportswear Co.	1,548,659
76,336	Hanesbrands, Inc.	853,436
27,013	Skechers USA, Inc.*	1,025,414
47,174	Steven Madden Ltd.	1,495,416

		7,800,473

Thrifts & Mortgage Finance – 1.0%
26,565	Essent Group Ltd.	1,109,354
12,123	Federal Agricultural Mortgage Corp. Class C	1,337,046
14,736	Mr Cooper Group, Inc.*	663,857
17,381	PennyMac Financial Services, Inc.	952,305
23,824	Walker & Dunlop, Inc.	2,683,535

		6,746,097

Tobacco – 0.2%
24,123	Universal Corp.	1,348,717

Trading Companies & Distributors – 1.7%
28,740	Applied Industrial Technologies, Inc.	2,890,957
55,400	Core & Main, Inc. Class A*	1,337,356
20,425	McGrath RentCorp	1,723,053
6,285	SiteOne Landscape Supply, Inc.*	875,689
38,053	WESCO International, Inc.*	4,864,695

		11,691,750

TOTAL COMMON STOCKS (Cost $585,656,251)		$629,471,859

Shares	Dividend Rate	Value

Investment Company(a) – 7.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
51,831,802	2.062%	$ 51,831,802
(Cost $51,831,802)

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Fund – 0.4%
19,950	iShares Russell 2000 Value ETF	$ 2,977,537

TOTAL INVESTMENTS – 100.4% (Cost $640,488,114)		$684,281,198

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(2,690,563)

NET ASSETS – 100.0%		$681,590,635

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Un adjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement(s) of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2022:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$14,704,033	$202,756,694	$—
Australia and Oceania	4,596,039	9,250,320	—
Europe	75,096,707	755,456,895	—
North America	98,500,249	3,390,956	—
Investment Company	71,314,343	—	—

Total	$264,211,371	$970,854,865	$—

Derivative Type

Liabilities(b)
Forward Foreign Currency Exchange Contracts with Unrealized Gain	$—	$(627)	$—

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$8,284,349	$—	$—
Australia and Oceania	152,766	—	—
Europe	6,605,420	—	—
North America	614,429,324	—	—
Investment Company	51,831,802	—	—
Exchange Traded Fund	2,977,537	—	—

Total	$684,281,198	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — The Fund invest in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.